Income Taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Income Taxes [Abstract]
Current taxes	$ (3,744)	$ (4,540)	$ (4,282)
Deferred taxes	(3,141)	(1,454)	50,800
Resource revenues taxes	(1,773)	(1,020)	(325)
Total Income tax (expense) recovery	$ 8,658	$ 7,014	$ (46,193)